ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Components of accounts receivable under long-term contracts
Amounts billed	$ 108,774	$ 91,132
Recoverable costs and accrued profits on progress completed--not billed	305,713	264,555
Total accounts receivable under long-term contracts		355,687				231,126				229,978				236,109
Less unbilled amounts not currently due	(20,830)	(22,070)	(22,850)	(23,590)	(24,140)	(23,700)	(24,275)	(25,180)	(26,530)	(28,080)	(29,800)	(17,000)	(9,300)	(13,400)
Accounts receivable under long-term contracts, current		333,617				207,426				201,898				222,709
Period that receivables will not be collected within to be classified as not currently due	1 year	1 year
U.S. government contracts
Components of accounts receivable under long-term contracts
Amounts billed		48,387				64,672				50,925				62,093
Recoverable costs and accrued profits on progress completed--not billed		95,764				50,748				54,403				43,022
Total accounts receivable under long-term contracts		144,151				115,420				105,328				105,115
Commercial customers
Components of accounts receivable under long-term contracts
Amounts billed		42,745				24,384				31,753				41,907
Recoverable costs and accrued profits on progress completed--not billed		168,791				91,322				92,897				89,087
Total accounts receivable under long-term contracts		211,536				115,706				124,650				130,994
Less unbilled amounts not currently due		$ (22,070)				$ (23,700)				$ (28,080)				$ (13,400)